Employee Benefits - Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Defined Benefit Plans [Abstract]
Accrued benefit obligation, beginning of year	$ 31,449	$ 27,579
Current service cost	528	496
Interest cost	948	1,105
Benefits paid	(1,539)	(1,277)
Remeasurement (gain) loss arising from:
- Financial assumptions	3,563	2,267
- Experience	(343)	(152)
Settlement	113
Effect of movements in exchange rates	810	1,431
Accrued benefit obligation, end of year	$ 35,529	$ 31,449